OPERATING LEASES - Cost and Accumulated Depreciation of Vessels Leased to Third Parties on Non-cancelable Operating Leases (Details) - Assets Leased to Others - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Property, plant and equipment, gross	$ 2,245,889	$ 2,100,533
Accumulated depreciation	465,033	315,934
Total	$ 1,780,856	$ 1,784,599